Supplemental Balance Sheet Information (Tables)	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Property, Plant And Equipment, Net

Property, Plant and Equipment, net	Sep 30, 2012	Oct 2, 2011
Land	$46.2	$44.8
Buildings	225.2	218.5
Leasehold improvements	3,957.6	3,617.7
Store equipment	1,251.0	1,101.8
Roasting equipment	322.8	295.1
Furniture, fixtures and other	836.2	757.8
Work in progress	264.1	127.4
Property, plant and equipment, gross	6,903.1	6,163.1
Less accumulated depreciation	(4,244.2)	(3,808.1)
Property, plant and equipment, net	$2,658.9	$2,355.0

Other Assets

Other Assets	Sep 30, 2012	Oct 2, 2011

Long-term deferred tax asset	$97.3	$156.3
Other intangible assets	143.7	111.9
Other	144.7	141.4
Total other assets	$385.7	$409.6

Accrued Liabilities

Accrued Liabilities	Sep 30, 2012	Oct 2, 2011

Accrued compensation and related costs	$381.6	$364.4
Accrued occupancy costs	126.9	148.3
Accrued taxes	138.3	109.2
Accrued dividend payable	157.4	126.6
Other	329.6	192.4
Total accrued liabilities	$1,133.8	$940.9

Other Long-Term Liabilities

Other Long-Term Liabilities	Sep 30, 2012	Oct 2, 2011

Deferred rent	$201.9	$215.2
Unrecognized tax benefits	78.4	56.7
Asset retirement obligations	42.6	50.1
Other	22.4	25.8
Total other long-term liabilities	$345.3	$347.8